Investment Objectives and Goals - FRANKLIN RISING DIVIDENDS FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN RISING DIVIDENDS FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.